LOAN PAYABLE, RELATED PARTIES: Christopher Maggiore (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Details
Proceeds of Note Payable, other	$ 190,500	$ 0	$ 20,000